Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CNY (¥)
Accounting Policies [Line Items]
Foreign Currency Exchange Rate		6.5250						6.5250
Goodwill, impairment loss		$ 51	¥ 336	$ 0		$ 0
Employer Discretionary Contribution Amount		$ 1,653	¥ 10,784		¥ 5,531		¥ 4,417
Value Added Tax Rate	16.00%	13.00%	13.00%
Operating lease right of use asset		$ 4,986			0			¥ 32,534	$ 753	¥ 4,915
Operating lease liabilities									$ 718	¥ 4,686
Advance notice period given on redemption of investments		30 days	30 days
Operating lease, impairment loss		$ 127	¥ 826
Impairment of intangible assets			¥ 804		¥ 923	$ 8	¥ 53